Segment Information - Reconciliation of Revenue from External Customers to Total Revenues (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Reconciliation of revenue from external customers to total revenues [Abstract]
Revenue from external customers									$ 46,387.1	[1],[2]	$ 35,568.9	[1],[2]	$ 32,681.1	[1],[2]
Net investment income									916.3		922.2		933.2
Net realized capital (losses) gains									(8.8)		108.7		167.9
Total revenue	13,182.7	13,035.6	11,537.4	9,538.9	9,929.6	8,917.3	8,835.9	8,917.0	47,294.6		36,599.8		33,782.2
Long-lived assets, within the United States	$ 718				$ 535				$ 718		$ 535

[1]	All within the U.S., except approximately $886 million, $775 million and $590 million in 2013, 2012 and 2011, respectively, which were derived from foreign customers.
[2]	Revenue from the U.S. federal government was $12.2 billion, $7.4 billion and $7.0 billion in 2013, 2012 and 2011, respectively, in the Health Care and Group Insurance segments. These amounts exceeded 10 percent of our total revenue from external customers in each of 2013, 2012 and 2011.